Earnings Per Share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Earnings Per Share [Abstract]
Anti-dilutive common stock equivalents excluded from diluted earnings per share computation as a result of net loss	600	1,600	700	1,500
Weighted-average number of shares outstanding-basic (in shares)	51,172	50,043	51,033	49,441
Common stock equivalents	0	0	0	0
Weighted-average number of shares outstanding, diluted	51,172	50,043	51,033	49,441
Stock options	698	843	709	566
Non-vested shares, restricted stock units, and stock-settled phantom stock units	139	1	9	12
Convertible debt	0	115	0	115